ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	6 Months Ended
Jun. 30, 2026
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

9.ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	As of
	December 31,	June 30,
	2025	2026
Payable to franchisees	1,762	1,782
Other payables	1,801	1,794
Accrued rental, utilities and other accrued expenses	461	518
Liabilities related to customer loyalty program	455	418
Value-added tax, other tax and surcharge payables	359	365
Advance from noncontrolling interest holders	64	35
Total	4,902	4,912